American Funds Insurance Series®

New World Fund

Summary Prospectus Supplement

January 1, 2017

(for Class 1 shares summary prospectus, Class 2 shares summary prospectus and Class 4 shares summary prospectus dated May 1, 2016, and Class 1A shares summary prospectus dated December 23, 2016)

The information under the heading “Portfolio managers” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Series title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Carl M. Kawaja Vice President	18 years	Partner – Capital World Investors
Bradford F. Freer	Less than 1 year	Partner – Capital World Investors
Nicholas J. Grace	4 years	Partner – Capital World Investors
Robert H. Neithart	5 years	Partner – Capital Fixed Income Investors

Keep this supplement with your summary prospectus.

Lit. No. INA8BS-026-0117O CGD/8024-S57904